Property and Equipment - Additional Information (Detail) (USD $)	6 Months Ended				12 Months Ended
	Jun. 30, 2014		Jun. 30, 2013		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 11,130,000	[1]	$ 3,673,000	[1]	$ 13,470,000	$ 6,089,000	$ 4,033,000
Capitalized developed software costs	1,100,000		1,400,000		2,600,000	2,300,000
Developed software costs amortization expense	1,400,000		1,000,000		2,600,000	1,600,000	1,100,000
Property And Equipment Excluding Developed Software
Property, Plant and Equipment [Line Items]
Depreciation and amortization	$ 2,700,000		$ 1,600,000		$ 4,000,000	$ 2,000,000	$ 900,000

[1]	Unaudited